Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income, Net [Abstract]
Components of Other Expense, Net
For the Year ended December 31
millions of dollars 2025 2024
AFUDC $
62 $
53
Interest income
37
23
Pension non-current service cost recovery
25
35
FX gains (losses)
25 (58)
Gain on sale of LIL, net of transaction costs
(1)
4
182
Transaction costs related to the pending sale of NMGC
(1)
(2) (25)
Charges related to wind-down costs and certain asset impairments
(2)
-
(29)
Other
14
22
$
165 $
203
(1) For more information related to the gain
on sale, after transaction costs, of Emera's indirect
minority interest in the LIL and the
pending sale of NMGC, refer to note 4.
(2) Primarily related to the wind-down of Block
Energy LLC.